Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 22, 2014
Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 22, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 15, 2014
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Global X ASEAN 40 ETF (Prospectus Summary) | Global X FTSE ASEAN 40 ETF Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global X FTSE ASEAN 40 ETF
Global X ASEAN 40 ETF (Prospectus Summary) | Global X FTSE ASEAN 40 ETF Series | Global X FTSE ASEAN 40 ETF
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Global X Southeast Asia ETF